ACQUISITION OF BUSINESSES - Additional Information (Details) - USD ($) $ in Millions				12 Months Ended
	Sep. 03, 2025	Jul. 31, 2025	Apr. 29, 2025	Dec. 31, 2025	Jan. 01, 2026
Disclosure of detailed information about business combination [line items]
Property, plant and equipment					$ 1,100
Business acquisition, proforma revenue				$ 1,700
Business acquisition, proforma income				$ 100
U.S. bulk fiber network
Disclosure of detailed information about business combination [line items]
Total consideration	$ 808
Percentage of voting equity interests acquired	20.00%
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 14
Property, plant and equipment	2,657
Intangible assets	$ 1,673
Useful life measured as period of time, intangible assets other than goodwill	25 years
Cash	$ 808
U.S. bulk fiber network | Hotwire Consortium
Disclosure of detailed information about business combination [line items]
Total consideration	$ 3,900
U.S. Refined Products Pipeline System
Disclosure of detailed information about business combination [line items]
Total consideration		$ 920
Percentage of voting equity interests acquired		15.00%
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		$ 43
Property, plant and equipment		8,898
Equity funded consideration		500
Cash		920
U.S. Refined Products Pipeline System | Colonial Consortium
Disclosure of detailed information about business combination [line items]
Total consideration		6,200
Equity funded consideration		$ 3,400
Brazilian electricity transmission operation
Disclosure of detailed information about business combination [line items]
Total consideration			$ 179
Percentage of voting equity interests acquired			15.00%
Intangible assets			$ 1,330
Cash			$ 45
Proportion of ownership interest in subsidiary			31.00%
Brazilian electricity transmission operation | Mantiqueira Consortium
Disclosure of detailed information about business combination [line items]
Total consideration			$ 145
Proportion of ownership interest in subsidiary			100.00%